S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	May 29, 2026 USD ($) shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 5,000,000
Securities Issued or to be Issued, Shares (in Shares) | shares	5,000,000
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Securities Issued or to be Issued, Shares (in Shares) | shares	3,000,000
HandsOn Global Management LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 12,500
HandsOn Global Management LLC [Member] | Initial Business Combination [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	200,000
Wilco 63 Holding LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	5,750,000
Wilco 63 Holding LLC [Member] | Repayment Of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,300,000
Wilco 63 Holding LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000